Other gains/(losses) (Tables)	12 Months Ended
Jun. 30, 2024
Other Gainslosses
Schedule of gain (loss) on sale of assets
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australian solar projects	32	31	23
Other gains/(losses)	57	-	(77)
Total gain/(loss) on Solar Development	89	31	(54)